Derivative Financial Instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments
Potential reduction in net position of total derivative assets	$ 194	$ 267
Potential reduction in net position of total derivative liabilities	194	267
Cash collateral rehypothecated	0	0
Other receivables
Derivative Financial Instruments
Right to reclaim cash collateral	26	0
Accounts payable
Derivative Financial Instruments
Obligation to return cash collateral	$ 0	$ 70